Basis of Presentation	6 Months Ended
Sep. 30, 2025
Basis of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

Statement of compliance

These Condensed Consolidated Interim Financial Statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain disclosures included in annual consolidated financial statements prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standard Board (“IFRS”) have been condensed or omitted and these Unaudited Condensed Consolidated Interim Financial Statements should be read in conjunction with the Company’s audited Consolidated Financial Statements for the year ended March 31, 2025 and March 31, 2024. These Unaudited Condensed Consolidated Interim Financial Statements follow the same accounting policies, estimates, and methods of application as our most recent annual consolidated financial statements.

The Condensed Consolidated Interim Financial Statements were authorized for issue on November 20, 2025 by the directors of the Company.

Basis of consolidation

These Condensed Consolidated Interim Financial Statement incorporate the accounts of PBM and its subsidiaries performing Clinical Trials. A subsidiary is an entity controlled by PBM and its results are consolidated into the financial results of the Company from the effective date of control up to the effective date of loss of control.

Control exists when an investor is exposed, or has the rights, to variable returns from the involvement with the investee and has liability to affect those returns through its power over the investee.

The subsidiaries of PBM as at September 30, 2025 and March 31, 2025 for the purpose of these Condensed Consolidated Interim Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated

Inter-company balances and transactions are eliminated upon consolidation.

Functional and presentation currency

These Condensed Consolidated Interim Financial Statements are presented in United States Dollars (“USD $”), which is also PBM’s functional currency. The USD $ represents the currency of the Company’s funding and is the currency of the primary economic environment in which the Company operates in, except for the Company’s Australian subsidiary which has an Australian Dollar functional currency.